CONCESSION ARRANGEMENTS RIGHTS - Financial assets in concession arrangements - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Collections during the year	$ (2,103,193)	$ (971,634)	$ (1,144,396)
Infrastructure concession arrangement [member] | Financial assets at amortised cost, category
Disclosure of detailed information about service concession arrangements [line items]
Collections during the year	(1,947,215)	(897,403)	$ (1,144,396)
Infrastructure concession arrangement [member] | Concesionaria Panamericana S.A.S. | Financial assets at amortised cost, category
Disclosure of detailed information about service concession arrangements [line items]
Collections during the year		(27,795)
Infrastructure concession arrangement [member] | Restricted Investment Funds Related To Concesionaria Vial Del Oriente [Member] | Financial assets at amortised cost, category
Disclosure of detailed information about service concession arrangements [line items]
Collections during the year	(547,452)	(848,947)
Infrastructure concession arrangement [member] | Restricted Investment Funds Related To Concesionaria Vial Dl Pacifico [Member] | Financial assets at amortised cost, category
Disclosure of detailed information about service concession arrangements [line items]
Collections during the year	$ (1,399,763)	$ (20,661)